IFRS 7 Disclosure (Summary of Liquid Assets by Type and Currency) (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 626,713	$ 635,107
Securities received as collateral from securities financing and derivative transactions	444,623	351,895
Total liquid assets	1,071,336	987,002
Encumbered liquid assets	459,240	403,935
Unencumbered liquid assets	612,096	583,067
Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	152,253	155,500
Securities received as collateral from securities financing and derivative transactions	143,075	128,048
Total liquid assets	295,328	283,548
Encumbered liquid assets	149,470	124,734
Unencumbered liquid assets	145,858	158,814
Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	474,460	479,607
Securities received as collateral from securities financing and derivative transactions	301,548	223,847
Total liquid assets	776,008	703,454
Encumbered liquid assets	309,770	279,201
Unencumbered liquid assets	466,238	$ 424,253
Cash and central bank reserves [member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	18,372
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	18,372
Encumbered liquid assets	2,348
Unencumbered liquid assets	16,024
Cash and central bank reserves [member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	82,336
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	82,336
Encumbered liquid assets	0
Unencumbered liquid assets	82,336
Obligations of government, federal agencies, public sector entities and multilateral development banks [Member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	106,547
Securities received as collateral from securities financing and derivative transactions	107,397
Total liquid assets	213,944
Encumbered liquid assets	111,662
Unencumbered liquid assets	102,282
Obligations of government, federal agencies, public sector entities and multilateral development banks [Member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	219,052
Securities received as collateral from securities financing and derivative transactions	168,657
Total liquid assets	387,709
Encumbered liquid assets	176,155
Unencumbered liquid assets	211,554
Equities [member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	19,844
Securities received as collateral from securities financing and derivative transactions	9,838
Total liquid assets	29,682
Encumbered liquid assets	22,823
Unencumbered liquid assets	6,859
Equities [member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	64,720
Securities received as collateral from securities financing and derivative transactions	85,951
Total liquid assets	150,671
Encumbered liquid assets	88,002
Unencumbered liquid assets	62,669
Other debt securities [member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	7,490
Securities received as collateral from securities financing and derivative transactions	25,840
Total liquid assets	33,330
Encumbered liquid assets	12,637
Unencumbered liquid assets	20,693
Other debt securities [member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	89,301
Securities received as collateral from securities financing and derivative transactions	45,458
Total liquid assets	134,759
Encumbered liquid assets	39,672
Unencumbered liquid assets	95,087
Other securities [Member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	0
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	0
Encumbered liquid assets	0
Unencumbered liquid assets	0
Other securities [Member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	19,051
Securities received as collateral from securities financing and derivative transactions	1,482
Total liquid assets	20,533
Encumbered liquid assets	5,941
Unencumbered liquid assets	$ 14,592